Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Balances

Details of property and equipment balances are presented below:

	December 31, 2025
	Cost	Accumulated depreciation	Net book value
Leasehold improvements	2,709	(1,865)	844
Machinery and equipment	53	(21)	32
Furniture and fixture	626	(392)	234
Computer and peripherals	5,216	(3,081)	2,135
	8,604	(5,359)	3,245

	December 31, 2024
	Cost	Accumulated depreciation	Net book value
Leasehold improvements	2,039	(1,450)	589
Machinery and equipment	34	(15)	19
Furniture and fixture	505	(300)	205
Computer and peripherals	4,199	(2,042)	2,157
	6,777	(3,807)	2,970

Schedule of Classification of Depreciation

The following table illustrates the classification of depreciation in the consolidated statements of operations:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscription cost	(69)	(111)	(136)
Services cost	(47)	(67)	(75)
General and administrative	(178)	(198)	(199)
Sales and marketing	(338)	(305)	(274)
Research and development	(468)	(432)	(422)
	(1,100)	(1,113)	(1,106)